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                     UNITED STATES                            OMB APPROVAL
          SECURITIES AND EXCHANGE COMMMISSION           ------------------------
                Washington, D.C.  20549                 OMB Number:    3235-0456
                                                        Expires:       8-31-2000
                                                        Estimated average burden
                                                        hours per response.....1
                                                        ------------------------

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

      American Pension Investors Trust
      2303 Yorktown Avenue
      Lynchburg, VA  24501

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2.    The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):   /x/

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3.    Investment Company Act File Number:

           811-04262

      Securities Act File Number:

           002-96538

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4(a). Last day of fiscal year for which this Form is filed:

                        May 31, 2000

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar after the end of the issuer's fiscal year). (See Instruction A.2)

      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
            REGISTRATION FEE DUE.

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4(c). Check box if this is the last time the issuer will be filing this Form.

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


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5.    Calculation of registration fee:

      (i)    Aggregate sale price of
             securities sold during the
             fiscal year pursuant to
             section 24(f):                                          $70,973,906
                                                                     -----------
      (ii)   Aggregate price of
             securities redeemed or
             repurchased during the
             fiscal year:                    $64,124,059
                                             -----------
      (iii)  Aggregate price of
             securities redeemed or
             repurchased during any
             prior fiscal year
             ending no earlier than
             October 1, 1995 that
             were not previously
             used to reduce
             registration fees
             payable to the
             Commission:                     $         0
                                             -----------

      (iv)   Total available redemption
             credits [add Items 5(ii)
             and 5(iii)]:                    $64,124,059
                                             -----------

      (v)    Net sales - if item
             5(i) is greater than
             Item 5(iv) [subtract
             Item 5(iv) from Item
             5(i)]:                                                  $ 6,849,847
                                                                     -----------
      (vi)   Redemption credits
             available for use in
             future years -- if
             Item 5(i) is less than
             Item 5(iv) [subtract
             Item 5(iv) from Item
             5(i)]:                          $     (-0-)
                                             -----------

      (vii)  Multiplier for determining
             registration fee (See                                   x.   000264
             Instruction c.9):                                       -----------

      (viii) Registration fee
             due [multiply Item 5(v)                               = $  1,808.36
             by Item 5(vii)] (enter                                  -----------
            "0" if no fee is due):

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                   + $
                                                                     -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   = $  1,808.36
                                                                     -----------
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


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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      August 25, 2000

                           Method of Delivery:

                           /x/   Wire Transfer
                           /_/   Mail or other means


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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Charles D. Foster
                              ------------------------------------------

                              Charles D. Foster, Chief Financial Officer
                              ------------------------------------------


Date:  August 24, 2000


  *Please print the name and title of the signing officer below the signature.